JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 95.4%
Common Stocks — 81.7%
Aerospace & Defense — 2.1%
Howmet Aerospace, Inc. (a)	52	2,662
RTX Corp.	11	998
		3,660
Air Freight & Logistics — 0.4%
FedEx Corp.	—	89
United Parcel Service, Inc., Class B	3	579
		668
Automobile Components — 0.6%
Aptiv plc *	4	405
Lear Corp.	1	135
Mobileye Global, Inc., Class A (Israel) *	12	472
		1,012
Automobiles — 0.0% ^
Rivian Automotive, Inc., Class A *	2	67
Banks — 2.6%
Bank of America Corp.	15	462
Fifth Third Bancorp	41	1,190
KeyCorp	27	338
Truist Financial Corp.	5	169
US Bancorp	22	863
Wells Fargo & Co. (a)	34	1,583
		4,605
Beverages — 1.2%
Coca-Cola Co. (The)	6	369
Constellation Brands, Inc., Class A	—	105
Keurig Dr Pepper, Inc.	3	104
Monster Beverage Corp. *	20	1,141
PepsiCo, Inc.	2	364
		2,083
Biotechnology — 4.2%
AbbVie, Inc.	10	1,453
Biogen, Inc. *	5	1,480
BioMarin Pharmaceutical, Inc. *	13	1,118
Regeneron Pharmaceuticals, Inc. *	2	1,260
Sarepta Therapeutics, Inc. *	9	957
Vertex Pharmaceuticals, Inc. * (a)	3	1,141
		7,409
Broadline Retail — 1.6%
Amazon.com, Inc. * (a)	21	2,843
Building Products — 1.0%
Trane Technologies plc	9	1,795

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Capital Markets — 4.7%
Charles Schwab Corp. (The)	31	2,089
CME Group, Inc.	8	1,526
Morgan Stanley	10	937
Raymond James Financial, Inc.	21	2,315
S&P Global, Inc.	4	1,541
		8,408
Chemicals — 0.5%
Air Products and Chemicals, Inc. (a)	1	370
Dow, Inc.	2	86
DuPont de Nemours, Inc.	2	165
Linde plc	1	332
		953
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	9	1,314
Communications Equipment — 0.1%
Arista Networks, Inc. *	2	255
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	2	738
Consumer Finance — 0.2%
American Express Co. (a)	3	431
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	2	1,047
Dollar General Corp.	1	184
		1,231
Containers & Packaging — 0.1%
Crown Holdings, Inc.	2	204
Diversified REITs — 0.2%
WP Carey, Inc.	4	291
Electric Utilities — 1.7%
NextEra Energy, Inc.	14	1,057
PG&E Corp. *	78	1,369
Southern Co. (The)	8	578
		3,004
Electrical Equipment — 0.6%
Eaton Corp. plc	5	999
Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	28	952
Keysight Technologies, Inc. *	3	537
		1,489

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Energy Equipment & Services — 0.6%
Baker Hughes Co.	15	537
Schlumberger NV	9	545
		1,082
Entertainment — 2.4%
Endeavor Group Holdings, Inc., Class A * (a)	91	2,139
Netflix, Inc. * (a)	2	797
Take-Two Interactive Software, Inc. *	1	191
Warner Music Group Corp., Class A	34	1,077
		4,204
Financial Services — 5.5%
Block, Inc. *	26	2,098
Fidelity National Information Services, Inc.	27	1,640
Fiserv, Inc. * (a)	11	1,373
FleetCor Technologies, Inc. *	5	1,331
Mastercard, Inc., Class A (a)	7	2,555
WEX, Inc. *	5	877
		9,874
Food Products — 0.4%
Hershey Co. (The)	3	549
Mondelez International, Inc., Class A	1	88
		637
Ground Transportation — 1.9%
Canadian National Railway Co. (Canada)	2	245
CSX Corp.	8	265
Knight-Swift Transportation Holdings, Inc.	3	177
Norfolk Southern Corp.	3	576
Old Dominion Freight Line, Inc.	1	427
Uber Technologies, Inc. * (a)	30	1,477
Union Pacific Corp.	1	298
		3,465
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	7	327
Boston Scientific Corp. *	10	518
Intuitive Surgical, Inc. *	2	657
Stryker Corp.	3	744
Zimmer Biomet Holdings, Inc.	3	398
		2,644
Health Care Providers & Services — 1.1%
Centene Corp. *	2	158
HCA Healthcare, Inc.	2	385
Humana, Inc.	—	156

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	1	227
UnitedHealth Group, Inc. (a)	2	1,039
		1,965
Health Care REITs — 0.0% ^
Ventas, Inc.	1	57
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. *	—	665
Chipotle Mexican Grill, Inc. *	1	1,172
Hilton Worldwide Holdings, Inc.	4	601
Yum! Brands, Inc. (a)	13	1,786
		4,224
Household Products — 0.3%
Church & Dwight Co., Inc.	5	501
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	9	1,830
Industrial REITs — 0.3%
Prologis, Inc.	4	487
Insurance — 3.5%
Chubb Ltd.	6	1,238
Globe Life, Inc.	15	1,652
MetLife, Inc.	14	918
Progressive Corp. (The) (a)	19	2,391
		6,199
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A *	5	586
Meta Platforms, Inc., Class A * (a)	8	2,641
Pinterest, Inc., Class A *	18	531
		3,758
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	3	230
MongoDB, Inc. *	1	407
Snowflake, Inc., Class A *	2	325
		962
Life Sciences Tools & Services — 0.7%
Danaher Corp.	4	992
Thermo Fisher Scientific, Inc.	—	228
		1,220
Machinery — 2.2%
Deere & Co. (a)	4	1,668
Dover Corp.	9	1,383
Ingersoll Rand, Inc.	14	887
		3,938

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 1.0%
Charter Communications, Inc., Class A *	1	535
Comcast Corp., Class A	5	201
Liberty Media Corp.-Liberty SiriusXM, Class A *	35	1,121
		1,857
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	9	403
Multi-Utilities — 1.5%
CenterPoint Energy, Inc.	19	578
CMS Energy Corp.	10	576
Dominion Energy, Inc.	14	751
Public Service Enterprise Group, Inc.	13	843
		2,748
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc.	3	469
ConocoPhillips	7	796
Diamondback Energy, Inc.	5	663
EOG Resources, Inc.	4	595
Exxon Mobil Corp.	5	534
HF Sinclair Corp.	2	119
Marathon Oil Corp.	8	212
Targa Resources Corp.	3	248
		3,636
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	2	98
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	1	302
Kenvue, Inc. *	19	444
		746
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (a)	16	979
Elanco Animal Health, Inc. *	24	297
		1,276
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	4	432
Residential REITs — 0.3%
Sun Communities, Inc.	3	349
UDR, Inc.	6	241
		590
Retail REITs — 0.1%
Kimco Realty Corp.	6	128
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc. * (a)	15	1,730

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Analog Devices, Inc.	7	1,389
Marvell Technology, Inc.	9	564
Micron Technology, Inc.	22	1,591
Monolithic Power Systems, Inc.	1	617
NVIDIA Corp. (a)	4	2,015
NXP Semiconductors NV (China)	23	4,997
ON Semiconductor Corp. *	4	414
Qorvo, Inc. *	4	438
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) (a)	48	4,727
Teradyne, Inc.	11	1,257
Texas Instruments, Inc.	12	2,210
		21,949
Software — 3.9%
Adobe, Inc. *	1	460
Datadog, Inc., Class A *	2	206
Intuit, Inc. (a)	4	1,999
Microsoft Corp. (a)	4	1,260
Oracle Corp.	6	674
PTC, Inc. *	1	174
Roper Technologies, Inc.	1	654
Salesforce, Inc. *	4	1,018
ServiceNow, Inc. *	1	433
		6,878
Specialized REITs — 1.2%
Digital Realty Trust, Inc.	14	1,791
SBA Communications Corp.	2	432
		2,223
Specialty Retail — 3.8%
AutoNation, Inc. *	3	530
AutoZone, Inc. *	—	710
Best Buy Co., Inc.	11	913
Burlington Stores, Inc. *	10	1,765
Lowe's Cos., Inc.	9	2,062
O'Reilly Automotive, Inc. * (a)	1	727
		6,707
Technology Hardware, Storage & Peripherals — 2.7%
Dell Technologies, Inc., Class C	16	850
Seagate Technology Holdings plc	52	3,325
Western Digital Corp. *	15	615
		4,790
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	6	620

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	3	399
Total Common Stocks (Cost $116,463)		145,986
	PRINCIPAL AMOUNT (000)
Short-Term Investments — 13.7%
U.S. Treasury Obligations — 11.6%
U.S. Treasury Bills
5.30%, 10/12/2023(b)	9,000	8,905
5.33%, 11/7/2023(b)	12,000	11,828
Total U.S. Treasury Obligations (Cost $20,735)		20,733
	SHARES (000)
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (c) (d)(Cost $3,701)	3,701	3,701
Total Short-Term Investments (Cost $24,436)		24,434
Total Long Positions (Cost $140,899)		170,420
Short Positions — (78.7)%
Common Stocks — (78.7)%
Aerospace & Defense — (2.1)%
Boeing Co. (The) *	(5)	(1,321)
General Dynamics Corp.	(4)	(899)
Huntington Ingalls Industries, Inc.	(4)	(892)
L3Harris Technologies, Inc.	(2)	(332)
Northrop Grumman Corp.	(1)	(349)
		(3,793)
Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(6)	(570)
Expeditors International of Washington, Inc.	(4)	(569)
		(1,139)
Automobile Components — (0.2)%
Autoliv, Inc. (Sweden)	(2)	(186)
BorgWarner, Inc.	(4)	(178)
Phinia, Inc. *	—	—
		(364)
Automobiles — (0.9)%
Ford Motor Co.	(74)	(972)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Automobiles — continued
General Motors Co.	(13)	(507)
Harley-Davidson, Inc.	(2)	(91)
(1,570)
Banks — (1.9)%
Citizens Financial Group, Inc.	(20)	(634)
Comerica, Inc.	(16)	(842)
Huntington Bancshares, Inc.	(85)	(1,039)
PNC Financial Services Group, Inc. (The)	(6)	(899)
(3,414)
Beverages — (0.1)%
Brown-Forman Corp., Class B	(2)	(138)
Biotechnology — (2.1)%
Amgen, Inc.	(5)	(1,239)
Gilead Sciences, Inc.	(16)	(1,221)
Moderna, Inc. *	(11)	(1,290)
(3,750)
Broadline Retail — (0.9)%
eBay, Inc.	(35)	(1,554)
Building Products — (1.7)%
Allegion plc	(3)	(367)
Johnson Controls International plc	(24)	(1,689)
Lennox International, Inc.	(3)	(962)
Masco Corp.	(1)	(59)
(3,077)
Capital Markets — (4.6)%
Bank of New York Mellon Corp. (The)	(16)	(712)
BlackRock, Inc.	(1)	(647)
Coinbase Global, Inc., Class A *	(5)	(460)
FactSet Research Systems, Inc.	(2)	(971)
Franklin Resources, Inc.	(37)	(1,099)
LPL Financial Holdings, Inc.	(4)	(944)
MSCI, Inc.	(1)	(618)
Nasdaq, Inc.	(25)	(1,249)
Northern Trust Corp.	(5)	(372)
T. Rowe Price Group, Inc.	(9)	(1,100)
(8,172)
Chemicals — (0.0)% ^
Ecolab, Inc.	—	(35)
Commercial Services & Supplies — (0.1)%
Waste Management, Inc.	(1)	(140)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Communications Equipment — (3.0)%
Cisco Systems, Inc.	(90)	(4,711)
Juniper Networks, Inc.	(22)	(611)
(5,322)
Consumer Finance — (1.5)%
Capital One Financial Corp.	(10)	(1,133)
Discover Financial Services	(3)	(326)
Synchrony Financial	(37)	(1,291)
(2,750)
Consumer Staples Distribution & Retail — (4.1)%
Kroger Co. (The)	(73)	(3,570)
Sysco Corp.	(29)	(2,196)
Walgreens Boots Alliance, Inc.	(18)	(533)
Walmart, Inc.	(6)	(1,016)
(7,315)
Containers & Packaging — (0.6)%
Ball Corp.	(2)	(133)
International Paper Co.	(28)	(993)
(1,126)
Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(40)	(585)
Verizon Communications, Inc.	(32)	(1,087)
(1,672)
Electric Utilities — (3.3)%
American Electric Power Co., Inc.	(13)	(1,075)
Duke Energy Corp.	(13)	(1,219)
Edison International	(14)	(999)
Eversource Energy	(13)	(940)
Exelon Corp.	(15)	(632)
FirstEnergy Corp.	(17)	(652)
Xcel Energy, Inc.	(5)	(334)
(5,851)
Electrical Equipment — (0.9)%
Acuity Brands, Inc.	(8)	(1,250)
Hubbell, Inc.	(1)	(217)
Rockwell Automation, Inc.	—	(178)
(1,645)
Energy Equipment & Services — (0.3)%
Halliburton Co.	(14)	(552)
Entertainment — (1.2)%
Electronic Arts, Inc.	(6)	(763)
ROBLOX Corp., Class A *	(16)	(627)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The) *	(8)	(754)
Warner Bros Discovery, Inc. *	—	—
(2,144)
Financial Services — (2.4)%
Affirm Holdings, Inc. *	(9)	(173)
Corebridge Financial, Inc.	(9)	(170)
Global Payments, Inc.	(1)	(153)
PayPal Holdings, Inc. *	(7)	(526)
Voya Financial, Inc.	(22)	(1,620)
Western Union Co. (The)	(135)	(1,646)
(4,288)
Food Products — (2.2)%
Campbell Soup Co.	(24)	(1,091)
Conagra Brands, Inc.	(21)	(671)
General Mills, Inc.	(9)	(706)
Kellogg Co.	(10)	(650)
Kraft Heinz Co. (The)	(20)	(732)
(3,850)
Gas Utilities — (0.4)%
National Fuel Gas Co.	(13)	(673)
Ground Transportation — (0.7)%
Canadian Pacific Kansas City Ltd. (Canada)	(1)	(52)
Heartland Express, Inc.	(19)	(321)
JB Hunt Transport Services, Inc.	(3)	(550)
Werner Enterprises, Inc.	(6)	(303)
(1,226)
Health Care Equipment & Supplies — (0.4)%
Edwards Lifesciences Corp. *	(4)	(305)
Medtronic plc	(3)	(322)
(627)
Health Care Providers & Services — (0.8)%
Henry Schein, Inc. *	(10)	(777)
Quest Diagnostics, Inc.	(5)	(634)
(1,411)
Hotels, Restaurants & Leisure — (0.9)%
Starbucks Corp.	(16)	(1,625)
Household Durables — (0.3)%
Mohawk Industries, Inc. *	(3)	(297)
NVR, Inc. *	—	(246)
(543)
Industrial Conglomerates — (0.5)%
3M Co.	(9)	(974)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — (3.7)%
Aflac, Inc.	(17)	(1,252)
Allstate Corp. (The)	(15)	(1,701)
American International Group, Inc.	(6)	(338)
Aon plc, Class A	(2)	(666)
Arthur J Gallagher & Co.	(2)	(463)
Kinsale Capital Group, Inc.	(1)	(182)
Marsh & McLennan Cos., Inc.	(3)	(486)
Principal Financial Group, Inc.	(7)	(588)
Prudential Financial, Inc.	(2)	(178)
Ryan Specialty Holdings, Inc. *	(3)	(150)
WR Berkley Corp.	(11)	(671)
(6,675)
Interactive Media & Services — (0.6)%
Alphabet, Inc., Class C *	(4)	(496)
ZoomInfo Technologies, Inc. *	(20)	(520)
(1,016)
IT Services — (2.0)%
Accenture plc, Class A	(2)	(534)
DXC Technology Co. *	(16)	(437)
EPAM Systems, Inc. *	(3)	(792)
Infosys Ltd. (India)	(24)	(396)
International Business Machines Corp.	(6)	(943)
Shopify, Inc. (Canada), Class A *	(7)	(488)
(3,590)
Life Sciences Tools & Services — (1.4)%
Agilent Technologies, Inc.	(5)	(585)
Illumina, Inc. *	(2)	(300)
Mettler-Toledo International, Inc. *	—	(441)
Revvity, Inc.	(2)	(300)
Waters Corp. *	(3)	(877)
(2,503)
Machinery — (3.3)%
Caterpillar, Inc.	(1)	(263)
Donaldson Co., Inc.	(16)	(978)
IDEX Corp.	(3)	(753)
Illinois Tool Works, Inc.	(5)	(1,422)
PACCAR, Inc.	(6)	(485)
Stanley Black & Decker, Inc.	(20)	(2,017)
(5,918)
Media — (2.8)%
Fox Corp., Class A	(50)	(1,663)
Interpublic Group of Cos., Inc. (The)	(28)	(944)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Media — continued
Omnicom Group, Inc.	(16)	(1,368)
Paramount Global, Class B	(69)	(1,113)
(5,088)
Office REITs — (0.0)% ^
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	—	—
—
Oil, Gas & Consumable Fuels — (1.8)%
APA Corp.	(10)	(390)
Coterra Energy, Inc.	(18)	(508)
Devon Energy Corp.	(7)	(386)
Enbridge, Inc. (Canada)	(14)	(520)
ONEOK, Inc.	(9)	(574)
Phillips 66	(2)	(186)
Pioneer Natural Resources Co.	—	(91)
Williams Cos., Inc. (The)	(14)	(487)
(3,142)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(5)	(169)
Pharmaceuticals — (2.7)%
Catalent, Inc. *	(5)	(273)
Eli Lilly & Co.	(3)	(1,283)
Johnson & Johnson	(4)	(640)
Merck & Co., Inc.	(11)	(1,146)
Pfizer, Inc.	(32)	(1,148)
Zoetis, Inc.	(2)	(419)
(4,909)
Professional Services — (3.3)%
Automatic Data Processing, Inc.	(3)	(816)
Ceridian HCM Holding, Inc. *	(16)	(1,153)
Equifax, Inc.	(2)	(371)
Paychex, Inc.	(8)	(937)
Paycom Software, Inc.	(4)	(1,472)
Robert Half, Inc.	(5)	(400)
TransUnion	(7)	(534)
Verisk Analytics, Inc.	(1)	(157)
(5,840)
Residential REITs — (0.1)%
AvalonBay Communities, Inc.	(1)	(79)
Equity LifeStyle Properties, Inc.	(2)	(163)
(242)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Retail REITs — (1.1)%
NNN REIT, Inc.	(11)	(461)
Simon Property Group, Inc.	(12)	(1,476)
(1,937)
Semiconductors & Semiconductor Equipment — (8.8)%
Applied Materials, Inc.	(31)	(4,740)
Broadcom, Inc.	(3)	(2,526)
Intel Corp.	(45)	(1,604)
KLA Corp.	(3)	(1,595)
Lam Research Corp.	(1)	(745)
Microchip Technology, Inc.	(43)	(4,092)
QUALCOMM, Inc.	(3)	(372)
(15,674)
Software — (0.5)%
Palantir Technologies, Inc., Class A *	(14)	(286)
UiPath, Inc., Class A *	(30)	(543)
(829)
Specialized REITs — (0.9)%
Extra Space Storage, Inc.	(6)	(813)
Iron Mountain, Inc.	(12)	(772)
(1,585)
Specialty Retail — (1.5)%
CarMax, Inc. *	(3)	(241)
Home Depot, Inc. (The)	(6)	(2,046)
Williams-Sonoma, Inc.	(3)	(352)
(2,639)
Technology Hardware, Storage & Peripherals — (4.0)%
Apple, Inc.	(12)	(2,466)
Hewlett Packard Enterprise Co.	(158)	(2,752)
NetApp, Inc.	(24)	(1,851)
Xerox Holdings Corp.	(5)	(77)
(7,146)
Textiles, Apparel & Luxury Goods — (0.2)%
VF Corp.	(16)	(317)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(11)	(618)
Total Common Stocks (Proceeds $(138,909))		(140,577)
Total Short Positions (Proceeds $(138,909))		(140,577)
Total Investments — 16.7% (Cost $1,990)		29,843
Other Assets Less Liabilities — 83.3%		148,748
Net Assets — 100.0%		178,591

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $26,687.
(b)	The rate shown is the effective yield as of July 31, 2023.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(21)	09/15/2023	USD	(4,847)	(128)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$145,986	$—	$—	$145,986
Short-Term Investments
Investment Companies	3,701	—	—	3,701
U.S. Treasury Obligations	—	20,733	—	20,733
Total Short-Term Investments	3,701	20,733	—	24,434
Total Investments in Securities	$149,687	$20,733	$—	$170,420

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Common Stocks	$(140,577)	$—	$—	$(140,577)
Total Liabilities for Securities Sold Short	$(140,577)	$—	$—	$(140,577)
Depreciation in Other Financial Instruments
Futures Contracts	$(128)	$—	$—	$(128)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$30,961	$203,089	$230,348	$1	$(2)	$3,701	3,701	$1,018	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.